Litigation - France (Details) € in Millions																		1 Months Ended			12 Months Ended
	Jun. 08, 2018 EUR (€)	Apr. 11, 2018 EUR (€)	Dec. 18, 2017 EUR (€)	Jun. 07, 2017 EUR (€)	May 10, 2017 EUR (€)	Apr. 28, 2017 EUR (€)	Nov. 03, 2016 EUR (€)	May 19, 2016 EUR (€)	Apr. 12, 2016 EUR (€)	Dec. 17, 2015 EUR (€) item	Jun. 18, 2015 EUR (€)	May 27, 2015 EUR (€)	Mar. 16, 2015 EUR (€)	Jun. 20, 2014 EUR (€)	Feb. 12, 2014 EUR (€)	Feb. 25, 2013 EUR (€)	Apr. 24, 2012 EUR (€)	Sep. 30, 2018 EUR (€)	Oct. 31, 2010 EUR (€)	Mar. 31, 2009 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2010 EUR (€)
Disclosure of contingent liabilities [line items]
Settlements																					€ 10.0	€ 315.0	€ 86.0
FRANCE | French Competition Authority, anti-competitive practices judicial inquiry [member]
Disclosure of contingent liabilities [line items]
Fines imposed							€ 60.0	€ 117.0		€ 350.0
Number of anti-competitive practices cited | item										4
Percentage reduction in fines previously imposed								20.00%
Fines reimbursed								€ 23.0
FRANCE | French Competition Authority, anti-competitive practices judicial inquiry [member] | Societe francaise du radiotelephone [member]
Disclosure of contingent liabilities [line items]
Fines imposed								€ 66.0
FRANCE | Societe francaise du radiotelephone, anti-competitive practices litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought											€ 512.0							€ 2,800.0
FRANCE | BT Group, Celeste and Adista, anti competitive practices action [member]
Disclosure of contingent liabilities [line items]
Damages sought										€ 222.0
FRANCE | Euro-Information Telecom and Outremer Telecom, anti-competitive practices action [member]
Disclosure of contingent liabilities [line items]
Damages sought							€ 40.0
FRANCE | Digicel, anti-competitive practices action [member]
Disclosure of contingent liabilities [line items]
Damages sought																				€ 494.0
Settlements			€ 180.0
Damages awarded including capitalized interest			€ 346.0
FRANCE | Outremer Telecom, anti-competitive practices action [member]
Disclosure of contingent liabilities [line items]
Damages sought																			€ 75.0
Settlements													€ 8.0
Revised amount of damages awarded					€ 3.0
FRANCE | Numericable Group, fixed-line services litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought																									€ 3,100.0
Claims dismissed														€ 2,583.0		€ 542.0
FRANCE | Verizon, fixed-line services litigation [member]
Disclosure of contingent liabilities [line items]
Fines reimbursed						€ 0.5
Payment ordered for services provided																								€ 0.5
Claims filed seeking payment for services provided																								41.0
FRANCE | Lectiel, prejudice litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought												€ 4,700.0
Settlements				€ 6.0
Revised amount of damages awarded		€ 3.0
FRANCE | Societe francaise du radiotelephone, fixed-line services litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought																	€ 257.0
Settlements															€ 51.0
Revised amount of damages awarded	€ 54.0								€ 53.0
Claims filed seeking payment for services provided																								€ 49.0